CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue
Total revenue	$ 1,239,829	$ 6,385,992	$ 6,721,728
Cost of revenue
Total cost of revenue	1,187,953	3,984,493	5,663,877
Gross profit	51,876	2,401,499	1,057,851
Operating expenses
Selling and marketing expenses	127,265	497,198	355,369
General and administrative expenses	680,657	652,667	650,845
Impairment loss on equipment	0	0	17,652
Total operating expenses	807,922	1,149,865	1,023,866
(Loss) Profit from operations	(756,046)	1,251,634	33,985
Other expenses
Total other expenses, net	(24,554)	(12,143)	(84,342)
(Loss) Income before income tax	(780,600)	1,239,491	(50,357)
Income tax expense	0	292,956	11,567
Net (loss) income	(780,600)	946,535	(61,924)
Other comprehensive (loss) income
Foreign currency translation gain (loss)	59,707	(21,436)	(35,876)
Comprehensive (loss) income	$ (720,893)	$ 925,099	$ (97,800)
Weighted average number of shares, basic and diluted	14,333,334	14,333,334	13,590,868
Basic and diluted (loss) earnings per share	$ (0.054)	$ 0.066	$ (0.005)
Product [Member]
Revenue
Revenue	$ 1,239,829	$ 5,219,063	$ 6,684,112
Cost of revenue
Total cost of revenue	1,187,953	3,984,493	5,663,877
Service [Member]
Revenue
Revenue	$ 0	$ 1,166,929	$ 37,616